Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017		4,000,000	4,000,000	2,000,000	108,205,985
Balance at Dec. 31, 2017					$ 11	$ 1,175,774	$ (969)	$ 43,723	$ 1,218,539
Net income:								33,467	33,467
- Preferred stock Series E issuance (Note 14) (in shares)	4,600,000
- Preferred stock Series E issuance (Note 14)						111,614			111,614
- Preferred stock Series E expenses (Note 14)						(390)			(390)
- Issuance of common stock (Notes 3 and 14) (in shares)					2,173,365
- Issuance of common stock (Notes 3 and 14)						14,467			14,467
- Dividends - Common stock (Note 14)								(21,754)	(21,754)
- Dividends - Preferred stock (Note 14)								(12,658)	(12,658)
- Other comprehensive income (loss)							7,672		7,672
Balance (in shares) at Jun. 30, 2018	4,600,000	4,000,000	4,000,000	2,000,000	110,379,350
Balance at Jun. 30, 2018					$ 11	1,301,465	6,703	42,778	1,350,957
Balance (in shares) at Dec. 31, 2017		4,000,000	4,000,000	2,000,000	108,205,985
Balance at Dec. 31, 2017					$ 11	1,175,774	(969)	43,723	1,218,539
Balance (in shares) at Dec. 31, 2018	4,600,000	4,000,000	4,000,000	2,000,000	112,464,230
Balance at Dec. 31, 2018					$ 11	1,313,840	4,539	38,734	1,357,124
Net income:								27,136	27,136
- Issuance of common stock (Notes 3 and 14) (in shares)					2,036,803
- Issuance of common stock (Notes 3 and 14)						10,702			10,702
- Dividends - Common stock (Note 14)								(22,604)	(22,604)
- Dividends - Preferred stock (Note 14)								(15,634)	(15,634)
- Other comprehensive income (loss)							(5,705)		(5,705)
Balance (in shares) at Jun. 30, 2019	4,600,000	4,000,000	4,000,000	2,000,000	114,501,033
Balance at Jun. 30, 2019					$ 11	$ 1,324,542	$ (1,166)	$ 27,632	$ 1,351,019